Schedule of Derivative Liabilities at Fair Value (Details)	12 Months Ended
Feb. 29, 2016 CAD
Derivative Liability Schedule Of Derivative Liabilities At Fair Value 1	CAD 120,337
Derivative Liability Schedule Of Derivative Liabilities At Fair Value 2	284,195
Derivative Liability Schedule Of Derivative Liabilities At Fair Value 3	244,891
Derivative Liability Schedule Of Derivative Liabilities At Fair Value 4	0
Derivative Liability Schedule Of Derivative Liabilities At Fair Value 5	32,570
Derivative Liability Schedule Of Derivative Liabilities At Fair Value 6	0
Derivative Liability Schedule Of Derivative Liabilities At Fair Value 7	20,970
Derivative Liability Schedule Of Derivative Liabilities At Fair Value 8	0
Derivative Liability Schedule Of Derivative Liabilities At Fair Value 9	0
Derivative Liability Schedule Of Derivative Liabilities At Fair Value 8	(81,317)
Derivative Liability Schedule Of Derivative Liabilities At Fair Value 9	(196,428)
Derivative Liability Schedule Of Derivative Liabilities At Fair Value 10	39,304
Derivative Liability Schedule Of Derivative Liabilities At Fair Value 11	59,990
Derivative Liability Schedule Of Derivative Liabilities At Fair Value 12	120,337
Derivative Liability Schedule Of Derivative Liabilities At Fair Value 13	CAD 284,195